VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.2%
Australia: 3.6%
AGL Energy Ltd. #	101,118	$575,853
Link Administration Holdings Ltd. #	209,814	547,319
Pinnacle Investment Management Group Ltd. # †	89,376	433,753
WiseTech Global Ltd. #	21,932	572,940
		2,129,865
Belgium: 2.1%
Anheuser-Busch InBev SA #	22,670	1,217,911
Canada: 2.6%
CI Financial Corp.	93,185	987,510
IGM Financial, Inc. †	21,354	571,118
		1,558,628
China: 21.1%
Anhui Conch Cement Co. Ltd. #	120,847	637,113
ANTA Sports Products Ltd. (HKD) #	50,000	615,307
ASM Pacific Technology Ltd. (HKD) #	68,800	585,563
Beijing Enterprises Holdings Ltd. (HKD) #	179,500	638,191
BOC Hong Kong Holdings Ltd. (HKD) #	189,000	750,500
China Resources Gas Group Ltd. (HKD) #	189,700	884,254
China Resources Pharmaceutical Group Ltd. (HKD) 144A #	1,146,500	778,563
CSPC Pharmaceutical Group Ltd. (HKD) #	662,000	661,672
JD.com, Inc. (HKD) #	19,950	642,837
NetEase, Inc. (HKD) #	65,700	1,237,731
Samsonite International SA (HKD) 144A # *	303,900	604,317
Shanghai Pharmaceuticals Holding Co. Ltd. #	238,200	643,090
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD) #	323,600	537,294
Shenzhou International Group Holdings Ltd. (HKD) #	53,100	648,105
Sinopharm Group Co. Ltd. (HKD) #	555,200	1,344,186
Sunny Optical Technology Group Co. Ltd. (HKD) #	36,900	605,029
WH Group Ltd. (HKD) 144A #	862,000	667,163
		12,480,915
Denmark: 1.9%
Danske Bank A/S #	78,753	1,118,379
France: 6.7%
Accor SA # *	21,372	581,670
Airbus SE #	5,556	542,135
Amundi SA 144A #	9,623	528,550
Safran SA #	5,666	562,792
Sodexo SA #	16,986	1,198,626
Ubisoft Entertainment SA # *	12,589	553,892
		3,967,665
	Number of Shares	Value
Germany: 7.4%
BASF SE #	11,111	$484,971
Bayerische Motoren Werke AG #	15,105	1,168,155
Fresenius Medical Care AG & Co. KGaA #	11,335	566,541
Fresenius SE & Co. KGaA #	18,608	564,551
HeidelbergCement AG #	10,623	511,668
Infineon Technologies AG #	21,115	512,408
SAP SE #	6,430	584,699
		4,392,993
Israel: 2.0%
Nice Ltd. # *	6,292	1,210,971
Italy: 1.2%
Leonardo SpA #	68,919	697,570
Japan: 8.0%
Asahi Group Holdings Ltd. #	18,600	610,880
Japan Tobacco, Inc. # †	39,400	681,874
MEIJI Holdings Co. Ltd. #	25,600	1,256,308
Mitsubishi Electric Corp. #	56,800	609,766
Taiyo Yuden Co. Ltd. #	30,200	1,027,780
Z Holdings Corp. #	196,200	569,829
		4,756,437
Mexico: 2.8%
Fomento Economico Mexicano SAB de CV	88,500	595,505
Grupo Televisa SAB †	653,600	1,069,370
		1,664,875
Netherlands: 4.9%
ABN AMRO Bank NV 144A # †	108,840	1,220,069
Akzo Nobel NV #	7,741	505,037
ING Groep NV #	121,144	1,190,615
		2,915,721
Singapore: 2.0%
Oversea-Chinese Banking Corp. Ltd. #	74,700	611,711
United Overseas Bank Ltd. #	31,300	590,303
		1,202,014
South Korea: 3.9%
KT Corp. #	46,118	1,296,757
Samsung Electro-Mechanics Co. Ltd. #	10,116	1,023,472
		2,320,229
Spain: 2.0%
Banco Santander SA #	195,104	550,713
Industria de Diseno Textil SA #	27,290	618,698
		1,169,411
Sweden: 0.9%
Swedbank AB #	41,529	525,788
Switzerland: 2.8%
Chugai Pharmaceutical Co. Ltd. (JPY) #	23,800	608,031
Julius Baer Group Ltd. #	12,090	559,274
STMicroelectronics NV (EUR) #	16,260	512,997
		1,680,302
Taiwan: 3.3%
MediaTek, Inc. #	39,000	856,096

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VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. #	67,000	$1,073,765
		1,929,861
United Kingdom: 16.8%
Admiral Group Plc #	22,943	626,712
British American Tobacco Plc #	16,113	689,055
Experian Plc #	20,268	593,691
HSBC Holdings Plc #	202,672	1,320,859
Imperial Brands Plc #	60,142	1,343,289
Lloyds Banking Group Plc #	2,152,038	1,104,645
London Stock Exchange Group Plc #	7,250	674,925
Pearson Plc #	68,595	626,687
Swire Properties Ltd. (HKD) #	509,600	1,268,693
Vodafone Group Plc #	405,107	628,423
WPP Plc #	104,480	1,052,907
		9,929,886
United States: 3.2%
BRP, Inc. (CAD) †	18,961	1,164,456
Yum China Holdings, Inc.	14,637	709,895
		1,874,351
Total Common Stocks (Cost: $64,165,380)		58,743,772
	Number of Shares	Value
PREFERRED SECURITIES: 1.0% (Cost: $665,950)
Germany: 1.0%
Henkel AG & Co. KGaA, #	9,743	$601,464
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $64,831,330)		59,345,236

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $892,305)
Money Market Fund: 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	892,305	892,305
Total Investments: 101.7% (Cost: $65,723,635)		60,237,541
Liabilities in excess of other assets: (1.7)%		(993,346)
NET ASSETS: 100.0%		$59,244,195

Definitions:
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $54,247,382 which represents 91.6% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $2,699,312.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,798,662, or 6.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.8%	$7,035,596
Consumer Discretionary	13.4	7,952,066
Consumer Staples	12.9	7,663,448
Financials	22.5	13,365,424
Health Care	9.7	5,703,929
Industrials	5.1	3,005,954
Information Technology	15.4	9,113,038
Materials	3.6	2,138,790
Real Estate	2.1	1,268,693
Utilities	3.5	2,098,298
	100.0%	$59,345,236
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